Supplement to the Current Prospectus

MFS(R) Government Securities Fund

Footnote (3) to the table in the sub-section entitled "Expense Table" is restated in its entirety as follows:

   MFS has agreed in writing to reduce its management fee to 0.30% annually until at least February 28, 2009. See "Management of the Fund - Investment Adviser." Such fee reduction is not reflected in the table. Had this reduction been taken into account "Total Annual Fund Operating Expenses" would be 0.78% annually for each of Class A and Class R3 shares, 1.53% annually for each of Class B, Class C, and Class R1 shares, 0.53% annually for each of Class I and Class R4 shares, and 1.03% annually for Class R2 shares. In addition, MFS has agreed in writing to bear the fund's expenses such that "Total Annual Fund Operating Expenses," determined without giving effect to the expense offset arrangement described above, do not exceed 0.80% annually for each of Class A and Class R3 shares, 1.55% annually for each of Class B, Class C, and Class R1 shares, 0.55% annually for each of Class I and Class R4 shares, and 1.05% annually for Class R2 shares. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until February 28, 2009. Effective March 1, 2009, MFS agreed in writing to bear the fund's expenses such that "Total Annual Fund Operating Expenses," determined without giving effect to the expense offset arrangement described above, do not exceed 0.90% annually for each of Class A and Class R3 shares, 1.65% annually for each of Class B, Class C, and Class R1 shares, 0.65% annually for each of Class I and Class R4 shares, and 1.15% annually for Class R2 shares. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, and will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least June 30, 2010.

The sub-section entitled "Example of Expenses" under the main heading "Expense Summary" is restated in its entirety as follows:


Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any written fee reductions are in effect (see "Expense Summary - Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

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Share Class                              1 Year  3 Years  5 Years  10 Years
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A Shares                                   $553     $735     $932    $1,501
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B Shares(1)
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      Assuming Redemption at End of
Period                                     $558     $806   $1,079    $1,726
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      Assuming No Redemption               $158     $506     $879    $1,726
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C Shares
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      Assuming Redemption at End of
Period                                     $258     $506     $879    $1,926
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      Assuming No Redemption               $158     $506     $879    $1,926
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I Shares                                    $56     $194     $343      $779
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R1 Shares                                  $158     $506     $879    $1,926
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R2 Shares                                  $107     $351     $615    $1,367
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R3 Shares                                   $82     $273     $480    $1,077
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R4 Shares                                   $56     $194     $343      $779
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(1)  Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

The fourth paragraph in the sub-section entitled "Investment Adviser" under the main heading "Management of the Fund" is hereby deleted in its entirety.


                The date of this supplement is December 1, 2008.